Related Party Transactions (Details) ¥ in Millions	1 Months Ended		12 Months Ended
	Dec. 31, 2015 CNY (¥)	Dec. 31, 2015 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)
Related Party Transaction
Related party revenues			$ 53,320,333	$ 5,657,828	$ 2,297,763
Advance prepayment for acquisition			14,612,634
One-time commissions
Related Party Transaction
Related party revenues			26,626,264	3,609,418	1,673,838
One-time commissions | Juxi
Related Party Transaction
Related party revenues					24,598
One-time commissions | Hehui
Related Party Transaction
Related party revenues				1,381,902
One-time commissions | Investees of Affiliates of Juzhou
Related Party Transaction
Related party revenues			4,929,386	209,979
One-time commissions | Investees of Juzhou
Related Party Transaction
Related party revenues			14,634,690	2,017,537	1,649,240
One-time commissions | Investees of Jupeng
Related Party Transaction
Related party revenues			856,851
One-time commissions | Investees of Mingdu
Related Party Transaction
Related party revenues			55,267
One-time commissions | Investees of Yidezeng
Related Party Transaction
Related party revenues			2,761
One-time commissions | Investees of Yidezhen
Related Party Transaction
Related party revenues			1,285,068
One-time commissions | Investees of Yiju
Related Party Transaction
Related party revenues			4,862,241
Recurring management fee
Related Party Transaction
Related party revenues			22,861,485	2,048,410	623,925
Recurring management fee | Investees of Juzhou
Related Party Transaction
Related party revenues			15,761,813	$ 2,048,410	$ 623,925
Recurring management fee | Investees of Jupeng
Related Party Transaction
Related party revenues			51,602
Recurring management fee | Investees of Mingdu
Related Party Transaction
Related party revenues			51,045
Recurring management fee | Investees of Yidezeng
Related Party Transaction
Related party revenues			148,685
Recurring management fee | Investees of Yidezhen
Related Party Transaction
Related party revenues			1,475,304
Recurring management fee | Investees of Yidexin
Related Party Transaction
Related party revenues			65,061
Recurring management fee | Investees of Yidezhao
Related Party Transaction
Related party revenues			824,644
Recurring management fee | Investees of Yiju
Related Party Transaction
Related party revenues			4,483,331
Recurring service fee
Related Party Transaction
Related party revenues			3,832,584
Recurring service fee | Investees of Affiliates of Juzhou
Related Party Transaction
Related party revenues			3,761,951
Recurring service fee | Investees of Affiliates of Yidezeng
Related Party Transaction
Related party revenues			$ 70,633
Runju
Related Party Transaction
Percentage of equity interest acquired	71.00%	71.00%	71.00%
Advance prepayment for acquisition	¥ 77.6	$ 11,900,000